Balance Sheets - USD ($)	Mar. 31, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents	$ 3,001,553	$ 5,127,958
Grants receivable	187,363	132,472
Prepaid expenses and other current assets	249,603	391,253
Restricted cash, current portion	20,203	11,111
Total current assets	3,458,722	5,662,794
Property and equipment, net	39,214	43,243
Restricted cash, net of current portion	62,834	62,828
Total assets	3,560,770	5,768,865
Current liabilities:
Term debt, net of discount	1,492,356	2,353,667
Accounts payable	595,876	1,010,209
Accrued expenses and other current liabilities	638,983	942,435
Warrant liability	2,706	5,501
Unit purchase option liability	6,607	51
Total current liabilities	2,736,528	4,311,863
License obligations	1,250,000	1,250,000
Total liabilities	3,986,528	5,561,863
Stockholders’ (deficit) equity:
Preferred stock—$0.001 par value; 5,000,000 shares authorized at March 31, 2017 and December 31, 2016; zero shares issued and outstanding at March 31, 2017 and December 31, 2016
Common stock—$0.001 par value; 200,000,000 shares authorized at March 31, 2017 and December 31, 2016; 10,901,165 and 9,434,141 shares issued and outstanding at March 31, 2017 and December 31, 2016, respectively	10,901	9,434
Additional paid-in capital	71,559,062	70,232,651
Accumulated deficit	(71,995,721)	(70,035,083)
Total stockholders’ (deficit) equity	(425,758)	207,002
Total liabilities and stockholders’ (deficit) equity	$ 3,560,770	$ 5,768,865